UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® Income Portfolio

October 31, 2009

LIVESTRONG Income Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 39.6%
NT Equity Growth Fund Institutional Class	2,900,932	$ 22,917,363
NT Growth Fund Institutional Class	1,243,941	11,618,409
NT Large Company Value Fund Institutional Class	2,673,771	19,572,004
NT Mid Cap Value Fund Institutional Class	847,615	7,094,537
NT Small Company Fund Institutional Class	561,158	3,411,841
NT Vista Fund Institutional Class(2)	563,166	4,218,113
Real Estate Fund Institutional Class	139,242	1,753,057
		70,585,324
DOMESTIC FIXED INCOME FUNDS― 38.5%
High-Yield Fund Institutional Class	1,238,178	7,045,233
Inflation-Adjusted Bond Fund Institutional Class(2)	1,193,190	13,864,868
NT Diversified Bond Fund Institutional Class	4,535,815	47,807,490
		68,717,591
MONEY MARKET FUNDS ― 10.0%
Premium Money Market Fund Investor Class	17,879,020	17,879,020
INTERNATIONAL FIXED INCOME FUNDS ― 6.9%
International Bond Fund Institutional Class	822,543	12,313,468
INTERNATIONAL EQUITY FUNDS ― 5.0%
NT International Growth Fund Institutional Class	1,073,226	8,832,650
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $163,091,786)		178,328,053
OTHER ASSETS AND LIABILITIES(3)		(5,484)
TOTAL NET ASSETS — 100.0%		$178,322,569

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG Income Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$173,549,023
Gross tax appreciation of investments	$ 4,779,030
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 4,779,030

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG Income Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	2,787,244	$ 2,540,577	$1,916,762	$(245,978)	$ 65,611	2,900,932	$ 22,917,363
NT Growth Fund Institutional Class	1,191,828	1,270,189	808,990	(6,975)	–	1,243,941	11,618,409
NT Large Company Value Fund Institutional Class	2,563,045	2,149,717	1,311,922	56,681	83,932	2,673,771	19,572,004
NT Mid Cap Value Fund Institutional Class	826,168	781,611	641,244	(30,176)	29,096	847,615	7,094,537
NT Small Company Fund Institutional Class	545,562	390,763	289,118	9,599	9,727	561,158	3,411,841
NT Vista Fund Institutional Class(2)	531,826	488,442	261,933	(11,355)	–	563,166	4,218,113
Real Estate Fund Institutional Class	138,750	195,227	177,993	17,405	7,337	139,242	1,753,057
High-Yield Fund Institutional Class	1,118,004	848,017	201,296	(20,622)	147,634	1,238,178	7,045,233
Inflation-Adjusted Bond Fund Institutional Class(2)	1,050,025	1,991,761	360,579	796	–	1,193,190	13,864,868
NT Diversified Bond Fund Institutional Class	3,920,806	7,716,176	1,265,467	(1,080)	407,357	4,535,815	47,807,490
Premium Money Market Fund Investor Class	15,019,816	3,334,492	475,288	–	8,014	17,879,020	17,879,020
International Bond Fund Institutional Class	761,308	1,367,804	460,434	1,523	375,441	822,543	12,313,468
NT International Growth Fund Institutional Class	1,102,468	977,044	1,105,502	134,712	–	1,073,226	8,832,650
		$24,051,820	$9,276,528	$ (95,470)	$1,134,149		$178,328,053

(1)   Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)   Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2015 Portfolio

October 31, 2009

LIVESTRONG 2015 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 43.3%
NT Equity Growth Fund Institutional Class	5,910,654	$ 46,694,166
NT Growth Fund Institutional Class	3,243,962	30,298,605
NT Large Company Value Fund Institutional Class	5,794,102	42,412,827
NT Mid Cap Value Fund Institutional Class	2,245,814	18,797,463
NT Small Company Fund Institutional Class	1,189,547	7,232,446
NT Vista Fund Institutional Class(2)	1,790,540	13,411,145
Real Estate Fund Institutional Class	383,483	4,828,051
		163,674,703
DOMESTIC FIXED INCOME FUNDS ― 36.7%
High-Yield Fund Institutional Class	2,486,947	14,150,728
Inflation-Adjusted Bond Fund Institutional Class(2)	2,414,829	28,060,313
NT Diversified Bond Fund Institutional Class	9,155,068	96,494,417
		138,705,458
INTERNATIONAL EQUITY FUNDS ― 7.2%
NT Emerging Markets Fund Institutional Class	574,271	4,749,221
NT International Growth Fund Institutional Class	2,728,407	22,454,790
		27,204,011
MONEY MARKET FUNDS ― 7.1%
Premium Money Market Fund Investor Class	26,555,348	26,555,348
INTERNATIONAL FIXED INCOME FUNDS ― 5.7%
International Bond Fund Institutional Class	1,445,746	21,642,817
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $362,217,343)		377,782,337
OTHER ASSETS AND LIABILITIES(3)		(11,140)
TOTAL NET ASSETS — 100.0%		$377,771,197

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2015 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$379,380,496
Gross tax appreciation of investments	$ 1,011,972
Gross tax depreciation of investments	(2,610,131)
Net tax appreciation (depreciation) of investments	$ (1,598,159)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2015 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	5,557,150	$ 4,720,711	$ 2,577,899	$ (669,764)	$ 132,537	5,910,654	$ 46,694,166
NT Growth Fund Institutional Class	3,048,884	3,021,116	1,337,548	(130,913)	–	3,243,962	30,298,605
NT Large Company Value Fund Institutional Class	5,426,807	4,248,647	2,262,702	(712,762)	180,339	5,794,102	42,412,827
NT Mid Cap Value Fund Institutional Class	2,141,941	1,888,115	1,201,850	(187,715)	76,407	2,245,814	18,797,463
NT Small Company Fund Institutional Class	1,128,158	755,170	585,750	(213,224)	20,435	1,189,547	7,232,446
NT Vista Fund Institutional Class(2)	1,643,618	1,416,070	379,308	(105,213)	–	1,790,540	13,411,145
Real Estate Fund Institutional Class	367,873	490,622	480,184	(185,999)	20,035	383,483	4,828,051
High-Yield Fund Institutional Class	2,206,883	1,668,833	125,399	(18,431)	290,675	2,486,947	14,150,728
Inflation-Adjusted Bond Fund Institutional Class(2)	2,088,019	3,945,926	215,454	(39)	–	2,414,829	28,060,313
NT Diversified Bond Fund Institutional Class	7,755,907	15,427,522	753,886	(2,269)	804,571	9,155,068	96,494,417
NT Emerging Markets Fund Institutional Class	599,683	471,841	726,563	(49,106)	–	574,271	4,749,221
NT International Growth Fund Institutional Class	2,761,408	2,265,834	3,131,237	(569,445)	–	2,728,407	22,454,790
Premium Money Market Fund Investor Class	21,866,634	4,896,667	207,953	–	11,646	26,555,348	26,555,348
International Bond Fund Institutional Class	1,320,292	2,190,025	319,417	1,924	653,512	1,445,746	21,642,817
		$47,407,099	$14,305,150	$(2,842,956)	$2,190,157		$377,782,337

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2020 Portfolio

October 31, 2009

LIVESTRONG 2020 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 46.6%
NT Equity Growth Fund Institutional Class	2,473,139	$ 19,537,798
NT Growth Fund Institutional Class	1,600,832	14,951,771
NT Large Company Value Fund Institutional Class	2,527,617	18,502,156
NT Mid Cap Value Fund Institutional Class	1,053,040	8,813,945
NT Small Company Fund Institutional Class	635,136	3,861,627
NT Vista Fund Institutional Class(2)	918,571	6,880,097
Real Estate Fund Institutional Class	195,018	2,455,277
		75,002,671
DOMESTIC FIXED INCOME FUNDS ― 34.7%
High-Yield Fund Institutional Class	997,595	5,676,315
Inflation-Adjusted Bond Fund Institutional Class(2)	962,853	11,188,352
NT Diversified Bond Fund Institutional Class	3,693,085	38,925,116
		55,789,783
INTERNATIONAL EQUITY FUNDS ― 9.2%
NT Emerging Markets Fund Institutional Class	440,157	3,640,098
NT International Growth Fund Institutional Class	1,359,089	11,185,303
		14,825,401
MONEY MARKET FUNDS ― 5.0%
Premium Money Market Fund Investor Class	8,073,192	8,073,192
INTERNATIONAL FIXED INCOME FUNDS ― 4.5%
International Bond Fund Institutional Class	479,126	7,172,516
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $146,636,093)		160,863,563
OTHER ASSETS AND LIABILITIES(3)		(4,351)
TOTAL NET ASSETS — 100.0%		$160,859,212

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)     Category is less than 0.05% of total net assets.

LIVESTRONG 2020 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$148,945,609
Gross tax appreciation of investments	$ 11,917,954
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 11,917,954

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2020 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value

NT Equity Growth Fund Institutional Class	1,970,129	$ 4,701,022	$ 742,292	$ 14,379	$ 48,902	2,473,139	$ 19,537,798
NT Growth Fund Institutional Class	1,274,756	3,549,668	548,375	11,779	–	1,600,832	14,951,771
NT Large Company Value Fund Institutional Class	2,008,361	4,413,207	653,436	14,319	69,407	2,527,617	18,502,156
NT Mid Cap Value Fund Institutional Class	852,435	2,110,550	431,163	14,297	31,644	1,053,040	8,813,945
NT Small Company Fund Institutional Class	510,117	959,297	181,214	3,677	9,617	635,136	3,861,627
NT Vista Fund Institutional Class(2)	714,014	1,726,799	151,459	1,309	–	918,571	6,880,097
Real Estate Fund Institutional Class	159,305	594,571	143,484	10,632	8,994	195,018	2,455,277
High-Yield Fund Institutional Class	754,254	1,429,521	74,182	(126)	108,397	997,595	5,676,315
Inflation-Adjusted Bond Fund Institutional Class(2)	708,859	3,048,395	148,139	(22)	–	962,853	11,188,352
NT Diversified Bond Fund Institutional Class	2,664,978	11,319,813	523,422	(949)	301,716	3,693,085	38,925,116
NT Emerging Markets Fund Institutional Class	389,234	863,297	409,512	35,808	–	440,157	3,640,098
NT International Growth Fund Institutional Class	1,162,977	2,686,211	1,039,874	66,031	–	1,359,089	11,185,303
Premium Money Market Fund Investor Class	5,659,565	2,522,462	108,835	–	3,288	8,073,192	8,073,192
International Bond Fund Institutional Class	370,258	1,726,725	112,397	(220)	190,891	479,126	7,172,516
		$41,651,538	$5,267,784	$170,914	$772,856		$160,863,563

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2025 Portfolio

October 31, 2009

LIVESTRONG 2025 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 50.6%
NT Equity Growth Fund Institutional Class	8,032,929	$ 63,460,139
NT Growth Fund Institutional Class	6,062,654	56,625,188
NT Large Company Value Fund Institutional Class	8,400,793	61,493,805
NT Mid Cap Value Fund Institutional Class	3,204,952	26,825,448
NT Small Company Fund Institutional Class	2,828,222	17,195,590
NT Vista Fund Institutional Class(2)	3,243,310	24,292,392
Real Estate Fund Institutional Class	721,591	9,084,831
		258,977,393
DOMESTIC FIXED INCOME FUNDS― 31.2%
High-Yield Fund Institutional Class	2,817,452	16,031,302
Inflation-Adjusted Bond Fund Institutional Class(2)	2,806,585	32,612,517
NT Diversified Bond Fund Institutional Class	10,571,704	111,425,760
		160,069,579
INTERNATIONAL EQUITY FUNDS ― 11.2%
NT Emerging Markets Fund Institutional Class	1,717,696	14,205,346
NT International Growth Fund Institutional Class	5,253,265	43,234,371
		57,439,717
MONEY MARKET FUNDS ― 5.0%
Premium Money Market Fund Investor Class	25,773,301	25,773,301
INTERNATIONAL FIXED INCOME FUNDS ― 2.0%
International Bond Fund Institutional Class	677,199	10,137,669
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $502,036,573)		512,397,659
OTHER ASSETS AND LIABILITIES(3)		(12,412)
TOTAL NET ASSETS — 100.0%		$512,385,247

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)     Category is less than 0.05% of total net assets.

LIVESTRONG 2025 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 522,672,167
Gross tax appreciation of investments	$ 5,970,862
Gross tax depreciation of investments	(16,245,370)
Net tax appreciation (depreciation) of investments	$ (10,274,508)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2025 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	7,648,927	$ 4,724,033	$ 2,309,151	$ (628,114)	$ 182,987	8,032,929	$ 63,460,139
NT Growth Fund Institutional Class	5,769,287	4,157,119	1,703,453	(261,039)	–	6,062,654	56,625,188
NT Large Company Value Fund Institutional Class	7,968,242	4,535,088	2,135,269	(761,673)	265,590	8,400,793	61,493,805
NT Mid Cap Value Fund Institutional Class	3,096,495	1,983,960	1,327,428	(250,477)	110,766	3,204,952	26,825,448
NT Small Company Fund Institutional Class	2,718,383	1,322,628	1,004,430	(365,390)	49,375	2,828,222	17,195,590
NT Vista Fund Institutional Class(2)	3,018,698	1,889,474	188,543	(46,822)	–	3,243,310	24,292,392
Real Estate Fund Institutional Class	703,700	679,953	839,281	(381,235)	38,305	721,591	9,084,831
High-Yield Fund Institutional Class	2,529,543	1,648,318	55,731	(7,886)	333,091	2,817,452	16,031,302
Inflation-Adjusted Bond Fund Institutional Class(2)	2,456,206	4,094,883	98,885	1	–	2,806,585	32,612,517
NT Diversified Bond Fund Institutional Class	9,068,819	16,104,142	342,634	145	940,309	10,571,704	111,425,760
NT Emerging Markets Fund Institutional Class	1,813,244	1,039,119	2,408,633	(588,920)	–	1,717,696	14,205,346
NT International Growth Fund Institutional Class	5,378,530	3,212,263	5,522,907	(1,225,872)	–	5,253,265	43,234,371
Premium Money Market Fund Investor Class	21,493,826	4,359,188	79,713	–	11,442	25,773,301	25,773,301
International Bond Fund Institutional Class	625,811	798,731	32,608	(679)	311,103	677,199	10,137,669
		$50,548,899	$18,048,666	$(4,517,961)	$2,242,968		$512,397,659

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2030 Portfolio

October 31, 2009

LIVESTRONG 2030 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 55.1%
NT Equity Growth Fund Institutional Class	2,086,121	$ 16,480,356
NT Growth Fund Institutional Class	1,788,117	16,701,013
NT Large Company Value Fund Institutional Class	2,270,896	16,622,959
NT Mid Cap Value Fund Institutional Class	853,245	7,141,660
NT Small Company Fund Institutional Class	875,178	5,321,082
NT Vista Fund Institutional Class(2)	910,110	6,816,724
Real Estate Fund Institutional Class	208,969	2,630,920
		71,714,714
DOMESTIC FIXED INCOME FUNDS ― 27.4%
High-Yield Fund Institutional Class	629,719	3,583,101
Inflation-Adjusted Bond Fund Institutional Class(2)	619,569	7,199,392
NT Diversified Bond Fund Institutional Class	2,357,084	24,843,665
		35,626,158
INTERNATIONAL EQUITY FUNDS― 13.0%
NT Emerging Markets Fund Institutional Class	554,498	4,585,698
NT International Growth Fund Institutional Class	1,494,608	12,300,624
		16,886,322
MONEY MARKET FUNDS ― 4.5%
Premium Money Market Fund Investor Class	5,889,586	5,889,586
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $117,809,129)		130,116,780
OTHER ASSETS AND LIABILITIES(3)		(2,536)
TOTAL NET ASSETS — 100.0%		$130,114,244

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2030 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 119,669,964
Gross tax appreciation of investments	$ 10,446,816
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 10,446,816

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2030 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	1,610,477	$ 4,168,098	$ 412,691	$ 6,307	$ 39,809	2,086,121	$ 16,480,356
NT Growth Fund Institutional Class	1,380,021	4,168,073	399,981	7,015	–	1,788,117	16,701,013
NT Large Company Value Fund Institutional Class	1,748,426	4,168,138	372,010	5,288	60,188	2,270,896	16,622,959
NT Mid Cap Value Fund Institutional Class	669,431	1,797,876	254,562	7,491	24,750	853,245	7,141,660
NT Small Company Fund Institutional Class	681,259	1,389,282	178,008	3,275	12,788	875,178	5,321,082
NT Vista Fund Institutional Class(2)	685,954	1,811,647	79,264	(909)	–	910,110	6,816,724
Real Estate Fund Institutional Class	165,791	669,941	119,979	9,131	9,305	208,969	2,630,920
High-Yield Fund Institutional Class	461,025	979,171	38,015	(236)	66,648	629,719	3,583,101
Inflation-Adjusted Bond Fund Institutional Class(2)	441,440	2,114,586	76,967	(6)	–	619,569	7,199,392
NT Diversified Bond Fund Institutional Class	1,645,852	7,744,708	269,663	(524)	187,424	2,357,084	24,843,665
NT Emerging Markets Fund Institutional Class	475,805	1,144,028	446,538	44,931	–	554,498	4,585,698
NT International Growth Fund Institutional Class	1,239,635	3,105,606	960,606	70,182	–	1,494,608	12,300,624
Premium Money Market Fund Investor Class	3,994,174	1,959,485	64,073	–	2,333	5,889,586	5,889,586
		$35,220,639	$3,672,357	$151,945	$403,245		$130,116,780

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2035 Portfolio

October 31, 2009

LIVESTRONG 2035 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 60.2%
NT Equity Growth Fund Institutional Class	5,328,951	$ 42,098,713
NT Growth Fund Institutional Class	4,570,132	42,685,033
NT Large Company Value Fund Institutional Class	5,804,316	42,487,593
NT Mid Cap Value Fund Institutional Class	2,392,473	20,024,999
NT Small Company Fund Institutional Class	2,022,735	12,298,229
NT Vista Fund Institutional Class(2)	2,543,124	19,047,999
Real Estate Fund Institutional Class	555,926	6,999,108
		185,641,674
DOMESTIC FIXED INCOME FUNDS― 23.5%
High-Yield Fund Institutional Class	1,301,786	7,407,162
Inflation-Adjusted Bond Fund Institutional Class(2)	1,255,691	14,591,129
NT Diversified Bond Fund Institutional Class	4,789,623	50,482,627
		72,480,918
INTERNATIONAL EQUITY FUNDS ― 14.3%
NT Emerging Markets Fund Institutional Class	1,599,323	13,226,401
NT International Growth Fund Institutional Class	3,726,858	30,672,042
		43,898,443
MONEY MARKET FUNDS ― 2.0%
Premium Money Market Fund Investor Class	6,219,159	6,219,159
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $309,301,492)		308,240,194
OTHER ASSETS AND LIABILITIES(3)		19,937
TOTAL NET ASSETS — 100.0%		$308,260,131

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)     Category is less than 0.05% of total net assets.

LIVESTRONG 2035 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 320,947,754
Gross tax appreciation of investments	$ 2,725,311
Gross tax depreciation of investments	(15,432,871)
Net tax appreciation (depreciation) of investments	$(12,707,560)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2035 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	4,750,635	$ 5,074,496	$ 659,985	$ (197,226)	$116,927	5,328,951	$ 42,098,713
NT Growth Fund Institutional Class	4,071,949	5,074,460	540,375	(99,865)	–	4,570,132	42,685,033
NT Large Company Value Fund Institutional Class	5,155,073	5,074,504	500,723	(193,822)	176,783	5,804,316	42,487,593
NT Mid Cap Value Fund Institutional Class	2,164,783	2,398,715	650,670	(170,827)	79,662	2,392,473	20,024,999
NT Small Company Fund Institutional Class	1,819,959	1,531,450	383,872	(130,286)	34,009	2,022,735	12,298,229
NT Vista Fund Institutional Class(2)	2,216,542	2,581,919	32,156	(7,630)	–	2,543,124	19,047,999
Real Estate Fund Institutional Class	508,499	848,528	513,220	(267,386)	28,431	555,926	6,999,108
High-Yield Fund Institutional Class	1,094,665	1,160,520	10,202	(1,520)	148,520	1,301,786	7,407,162
Inflation-Adjusted Bond Fund Institutional Class(2)	1,029,010	2,603,882	17,368	3	–	1,255,691	14,591,129
NT Diversified Bond Fund Institutional Class	3,846,878	9,950,680	61,074	(171)	410,993	4,789,623	50,482,627
NT Emerging Markets Fund Institutional Class	1,582,020	1,568,341	2,080,514	(669,147)	–	1,599,323	13,226,401
NT International Growth Fund Institutional Class	3,572,561	3,690,493	3,242,385	(804,858)	–	3,726,858	30,672,042
Premium Money Market Fund Investor Class	4,854,883	1,371,818	7,542	–	2,662	6,219,159	6,219,159
		$42,929,806	$8,700,086	$(2,542,735)	$997,987		$308,240,194

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2040 Portfolio

October 31, 2009

LIVESTRONG 2040 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 64.5%
NT Equity Growth Fund Institutional Class	1,092,091	$ 8,627,519
NT Growth Fund Institutional Class	913,850	8,535,359
NT Large Company Value Fund Institutional Class	1,160,527	8,495,058
NT Mid Cap Value Fund Institutional Class	505,333	4,229,637
NT Small Company Fund Institutional Class	370,390	2,251,971
NT Vista Fund Institutional Class(2)	539,574	4,041,409
Real Estate Fund Institutional Class	116,784	1,470,311
		37,651,264
DOMESTIC FIXED INCOME FUNDS ― 20.0%
High-Yield Fund Institutional Class	207,942	1,183,190
Inflation-Adjusted Bond Fund Institutional Class(2)	200,936	2,334,876
NT Diversified Bond Fund Institutional Class	770,292	8,118,878
		11,636,944
INTERNATIONAL EQUITY FUNDS ― 15.5%
NT Emerging Markets Fund Institutional Class	373,425	3,088,225
NT International Growth Fund Institutional Class	724,744	5,964,643
		9,052,868
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $52,567,048)		58,341,076
OTHER ASSETS AND LIABILITIES(3)		(674)
TOTAL NET ASSETS — 100.0%		$58,340,402

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2040 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$53,343,379
Gross tax appreciation of investments	$ 4,997,697
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 4,997,697

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2040 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	747,682	$ 2,772,259	$ 55,596	$ (474)	$ 19,690	1,092,091	$ 8,627,519
NT Growth Fund Institutional Class	625,447	2,706,921	47,906	(352)	–	913,850	8,535,359
NT Large Company Value Fund Institutional Class	792,721	2,706,959	37,905	(399)	29,068	1,160,527	8,495,058
NT Mid Cap Value Fund Institutional Class	351,915	1,353,339	71,363	639	13,854	505,333	4,229,637
NT Small Company Fund Institutional Class	255,667	746,651	31,174	64	5,111	370,390	2,251,971
NT Vista Fund Institutional Class(2)	360,843	1,400,876	18,673	(417)	–	539,574	4,041,409
Real Estate Fund Institutional Class	82,564	475,747	46,153	1,380	4,915	116,784	1,470,311
High-Yield Fund Institutional Class	135,139	410,742	4,987	(55)	20,907	207,942	1,183,190
Inflation-Adjusted Bond Fund Institutional Class(2)	127,038	854,250	9,858	5	–	200,936	2,334,876
NT Diversified Bond Fund Institutional Class	477,499	3,109,947	34,670	(41)	58,194	770,292	8,118,878
NT Emerging Markets Fund Institutional Class	283,654	979,973	229,453	9,145	–	373,425	3,088,225
NT International Growth Fund Institutional Class	531,961	1,913,455	327,976	10,575	–	724,744	5,964,643
		$19,431,119	$915,714	$20,070	$151,739		$58,341,076

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2045 Portfolio

October 31, 2009

LIVESTRONG 2045 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 66.1%
NT Equity Growth Fund Institutional Class	3,086,715	$ 24,385,048
NT Growth Fund Institutional Class	2,646,875	24,721,813
NT Large Company Value Fund Institutional Class	3,419,297	25,029,254
NT Mid Cap Value Fund Institutional Class	1,440,636	12,058,123
NT Small Company Fund Institutional Class	1,250,156	7,600,948
NT Vista Fund Institutional Class(2)	1,532,116	11,475,549
Real Estate Fund Institutional Class	365,413	4,600,550
		109,871,285
DOMESTIC FIXED INCOME FUNDS ― 17.6%
High-Yield Fund Institutional Class	519,021	2,953,229
Inflation-Adjusted Bond Fund Institutional Class(2)	500,464	5,815,392
NT Diversified Bond Fund Institutional Class	1,934,800	20,392,792
		29,161,413
INTERNATIONAL EQUITY FUNDS ― 16.3%
NT Emerging Markets Fund Institutional Class	1,270,506	10,507,085
NT International Growth Fund Institutional Class	2,012,639	16,564,019
		27,071,104
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $171,991,530)		166,103,802
OTHER ASSETS AND LIABILITIES(3)		(1,787)
TOTAL NET ASSETS — 100.0%		$166,102,015

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2045 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 180,808,712
Gross tax appreciation of investments	$ 544,394
Gross tax depreciation of investments	(15,249,304)
Net tax appreciation (depreciation) of investments	$ (14,704,910)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2045 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	2,764,185	$ 2,897,117	$ 487,977	$ (134,802)	$ 68,290	3,086,715	$ 24,385,048
NT Growth Fund Institutional Class	2,369,786	2,904,043	422,801	(71,792)	–	2,646,875	24,721,813
NT Large Company Value Fund Institutional Class	3,049,782	3,040,425	535,484	(178,538)	104,999	3,419,297	25,029,254
NT Mid Cap Value Fund Institutional Class	1,309,619	1,423,885	451,100	(120,196)	48,375	1,440,636	12,058,123
NT Small Company Fund Institutional Class	1,129,878	932,902	273,778	(90,022)	21,193	1,250,156	7,600,948
NT Vista Fund Institutional Class(2)	1,341,136	1,653,090	242,496	(69,952)	–	1,532,116	11,475,549
Real Estate Fund Institutional Class	335,863	549,635	384,844	(207,267)	18,843	365,413	4,600,550
High-Yield Fund Institutional Class	438,751	486,221	46,383	(5,909)	59,572	519,021	2,953,229
Inflation-Adjusted Bond Fund Institutional Class(2)	412,461	1,085,272	81,034	(71)	–	500,464	5,815,392
NT Diversified Bond Fund Institutional Class	1,562,796	4,192,693	289,570	(1,607)	167,077	1,934,800	20,392,792
NT Emerging Markets Fund Institutional Class	1,262,828	1,227,471	1,719,224	(553,507)	–	1,270,506	10,507,085
NT International Growth Fund Institutional Class	1,938,885	1,964,080	1,855,402	(469,887)	–	2,012,639	16,564,019
		$22,356,834	$6,790,093	$(1,903,550)	$488,352		$166,103,802

(1)     Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.
American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

LIVESTRONG® 2050 Portfolio

October 31, 2009

LIVESTRONG 2050 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 68.7%
NT Equity Growth Fund Institutional Class	265,438	$ 2,096,960
NT Growth Fund Institutional Class	227,344	2,123,393
NT Large Company Value Fund Institutional Class	293,440	2,147,981
NT Mid Cap Value Fund Institutional Class	123,632	1,034,800
NT Small Company Fund Institutional Class	109,724	667,122
NT Vista Fund Institutional Class(2)	132,373	991,473
Real Estate Fund Institutional Class	32,515	409,364
		9,471,093
INTERNATIONAL EQUITY FUNDS ― 16.0%
NT Emerging Markets Fund Institutional Class	109,177	902,894
NT International Growth Fund Institutional Class	158,915	1,307,870
		2,210,764
DOMESTIC FIXED INCOME FUNDS ― 15.3%
High-Yield Fund Institutional Class	37,726	214,661
Inflation-Adjusted Bond Fund Institutional Class(2)	36,523	424,397
NT Diversified Bond Fund Institutional Class	139,164	1,466,789
		2,105,847
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $12,664,626)		13,787,704
OTHER ASSETS AND LIABILITIES(3)		(54)
TOTAL NET ASSETS — 100.0%		$13,787,650

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

LIVESTRONG 2050 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,994,897
Gross tax appreciation of investments	$ 792,807
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$ 792,807

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

LIVESTRONG 2050 Portfolio – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
NT Equity Growth Fund Institutional Class	143,676	$1,008,350	$ 53,704	$ (8,386)	$ 4,136	265,438	$ 2,096,960
NT Growth Fund Institutional Class	123,025	1,009,911	49,634	(4,292)	–	227,344	2,123,393
NT Large Company Value Fund Institutional Class	158,713	1,026,363	52,183	(6,130)	6,356	293,440	2,147,981
NT Mid Cap Value Fund Institutional Class	68,107	495,082	32,183	(1,797)	2,931	123,632	1,034,800
NT Small Company Fund Institutional Class	59,816	330,023	22,662	(4,293)	1,307	109,724	667,122
NT Vista Fund Institutional Class(2)	70,010	504,808	26,750	(4,434)	–	132,373	991,473
Real Estate Fund Institutional Class	18,270	197,788	19,447	220	1,183	32,515	409,364
Emerging Markets Fund Institutional Class	65,640	429,047	68,261	1,057	–	109,177	902,894
NT International Growth Fund Institutional Class	92,205	627,137	81,943	(2,337)	–	158,915	1,307,870
High-Yield Fund Institutional Class	19,414	106,729	4,511	(14)	3,382	37,726	214,661
Inflation-Adjusted Bond Fund Institutional Class(2)	18,277	217,610	9,012	(23)	–	36,523	424,397
NT Diversified Bond Fund Institutional Class	68,273	775,704	31,323	(99)	9,366	139,164	1,466,789
		$6,728,552	$451,613	$(30,528)	$28,661		$13,787,704

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit livestrong.org.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

October 31, 2009

One Choice Portfolio: Very Conservative – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS ― 43.4%
Diversified Bond Fund Investor Class	4,177,311	$ 44,571,908
Inflation-Adjusted Bond Fund Investor Class(2)	1,181,775	13,708,590
		58,280,498
DOMESTIC EQUITY FUNDS ― 23.9%
Equity Growth Fund Investor Class	346,974	5,950,604
Growth Fund Investor Class	198,388	4,023,309
Large Company Value Fund Investor Class	2,089,305	10,007,771
Real Estate Fund Investor Class	209,096	2,628,337
Small Company Fund Investor Class	231,594	1,280,715
Value Fund Investor Class	1,312,679	6,340,239
Vista Fund Investor Class(2)	156,245	1,895,252
		32,126,227
MONEY MARKET FUNDS ― 22.8%
Prime Money Market Fund Investor Class	30,588,565	30,588,565
INTERNATIONAL FIXED INCOME FUNDS ― 9.9%
International Bond Fund Investor Class	883,871	13,231,549
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $127,356,765)		134,226,839
OTHER ASSETS AND LIABILITIES(3)		(4,175)
TOTAL NET ASSETS — 100.0%		$134,222,664

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)     Category is less than 0.05% of total net assets.

One Choice Portfolio: Very Conservative – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$135,771,104
Gross tax appreciation of investments	–
Gross tax depreciation of investments	$ (1,544,265)
Net tax appreciation (depreciation) of investments	$ (1,544,265)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Conservative – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Diversified Bond Fund Investor Class	3,562,353	$ 7,269,024	$ 753,905	$ (3,035)	$370,378	4,177,311	$ 44,571,908
Inflation-Adjusted Bond Fund Investor Class(2)	1,018,564	2,081,574	228,094	(533)	–	1,181,775	13,708,590
Equity Growth Fund Investor Class	329,231	848,080	753,970	(211,052)	14,366	346,974	5,950,604
Growth Fund Investor Class	187,385	565,107	388,892	(43,832)	–	198,388	4,023,309
Large Company Value Fund Investor Class	1,967,444	1,414,122	1,155,173	(326,172)	40,125	2,089,305	10,007,771
Real Estate Fund Investor Class	213,289	376,782	463,120	(31,801)	9,667	209,096	2,628,337
Small Company Fund Investor Class	224,824	188,392	222,573	(72,000)	4,033	231,594	1,280,715
Value Fund Investor Class	1,233,424	895,556	710,129	(198,588)	24,466	1,312,679	6,340,239
Vista Fund Investor Class(2)	145,440	282,518	225,480	(77,631)	–	156,245	1,895,252
Prime Money Market Fund Investor Class	25,423,737	5,682,441	517,613	–	5,098	30,588,565	30,588,565
International Bond Fund Investor Class	779,169	1,885,235	323,390	(440)	387,830	883,871	13,231,549
		$21,488,831	$5,742,339	$(965,084)	$855,963		$134,226,839

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

October 31, 2009

One Choice Portfolio: Conservative – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS ― 40.5%
Diversified Bond Fund Investor Class	8,103,533	$ 86,464,697
Inflation-Adjusted Bond Fund Investor Class(2)	2,196,920	25,484,272
		111,948,969
DOMESTIC EQUITY FUNDS ― 37.8%
Equity Growth Fund Investor Class	1,354,192	23,224,393
Growth Fund Investor Class	717,378	14,548,426
Large Company Value Fund Investor Class	6,044,319	28,952,288
Real Estate Fund Investor Class	432,369	5,434,878
Small Company Fund Investor Class	717,666	3,968,693
Value Fund Investor Class	3,711,404	17,926,081
Vista Fund Investor Class(2)	860,834	10,441,917
		104,496,676
INTERNATIONAL FIXED INCOME FUNDS ― 7.9%
International Bond Fund Investor Class	1,459,282	21,845,452
MONEY MARKET FUNDS ― 7.8%
Prime Money Market Fund Investor Class	21,517,368	21,517,368
INTERNATIONAL EQUITY FUNDS ― 6.0%
International Growth Fund Investor Class	1,765,929	16,458,458
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $276,101,980)		276,266,923
OTHER ASSETS AND LIABILITIES(3)		(9,059)
TOTAL NET ASSETS — 100.0%		$276,257,864

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Conservative – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 298,236,542
Gross tax appreciation of investments	$ 374,739
Gross tax depreciation of investments	(22,344,358)
Net tax appreciation (depreciation) of investments	$ (21,969,619)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Conservative – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Diversified Bond Fund Investor Class	7,262,746	$ 9,485,062	$ 564,720	$ (490)	$ 735,731	8,103,533	$ 86,464,697
Inflation-Adjusted Bond Fund Investor Class(2)	1,989,202	2,525,735	163,844	(17)	–	2,196,920	25,484,272
Equity Growth Fund Investor Class	1,349,108	1,491,639	2,088,558	(678,617)	57,866	1,354,192	23,224,393
Growth Fund Investor Class	711,829	920,973	906,601	(92,976)	–	717,378	14,548,426
Large Company Value Fund Investor Class	5,971,111	1,843,010	2,342,984	(850,474)	119,804	6,044,319	28,952,288
Real Estate Fund Investor Class	461,178	350,697	1,196,633	(473,564)	20,618	432,369	5,434,878
Small Company Fund Investor Class	731,733	263,150	610,230	(264,279)	12,902	717,666	3,968,693
Value Fund Investor Class	3,659,900	1,140,860	1,405,143	(513,348)	71,402	3,711,404	17,926,081
Vista Fund Investor Class(2)	840,146	701,792	658,272	(212,301)	–	860,834	10,441,917
International Bond Fund Investor Class	1,352,745	1,743,693	146,902	(1,256)	661,544	1,459,282	21,845,452
Prime Money Market Fund Investor Class	18,792,481	2,865,933	141,046	–	3,706	21,517,368	21,517,368
International Growth Fund Investor Class	1,803,403	1,052,974	1,808,522	(390,747)	–	1,765,929	16,458,458
		$24,385,518	$12,033,455	$(3,478,069)	$1,683,573		$276,266,923

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

October 31, 2009

One Choice Portfolio: Moderate – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 48.5%
Equity Growth Fund Investor Class	5,198,515	$ 89,154,532
Growth Fund Investor Class	2,445,148	49,587,601
Large Company Value Fund Investor Class	10,907,749	52,248,118
Real Estate Fund Investor Class	910,528	11,445,337
Small Company Fund Investor Class	2,014,415	11,139,715
Value Fund Investor Class	6,010,674	29,031,555
Vista Fund Investor Class(2)	3,170,735	38,461,016
		281,067,874
DOMESTIC FIXED INCOME FUNDS ― 29.5%
Diversified Bond Fund Investor Class	11,557,445	123,317,938
High-Yield Fund Investor Class	2,131,568	12,128,622
Inflation-Adjusted Bond Fund Investor Class(2)	3,083,611	35,769,888
		171,216,448
INTERNATIONAL EQUITY FUNDS ― 14.0%
Emerging Markets Fund Investor Class	3,459,952	23,493,074
International Growth Fund Investor Class	6,195,308	57,740,271
		81,233,345
MONEY MARKET FUNDS ― 5.0%
Prime Money Market Fund Investor Class	29,226,873	29,226,873
INTERNATIONAL FIXED INCOME FUNDS ― 3.0%
International Bond Fund Investor Class	1,151,594	17,239,362
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $615,024,979)		579,983,902
OTHER ASSETS AND LIABILITIES(3)		(14,696)
TOTAL NET ASSETS — 100.0%		$579,969,206

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Moderate – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$662,970,677
Gross tax appreciation of investments	$ 5,259,879
Gross tax depreciation of investments	(88,246,654)
Net tax appreciation (depreciation) of investments	$(82,986,775)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Moderate – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	5,212,157	$ 3,069,541	$ 4,982,323	$(1,692,924)	$ 225,013	5,198,515	$ 89,154,532
Growth Fund Investor Class	2,441,838	1,683,043	1,810,937	(202,741)	–	2,445,148	49,587,601
Large Company Value Fund Investor Class	10,842,635	1,782,443	2,309,547	(856,892)	218,989	10,907,749	52,248,118
Real Estate Fund Investor Class	976,153	395,776	2,477,744	(1,241,287)	43,967	910,528	11,445,337
Small Company Fund Investor Class	2,066,948	395,978	1,258,457	(560,879)	36,686	2,014,415	11,139,715
Value Fund Investor Class	5,964,772	990,191	1,231,786	(472,154)	117,129	6,010,674	29,031,555
Vista Fund Investor Class(2)	3,113,198	1,386,139	1,002,164	(354,176)	–	3,170,735	38,461,016
Diversified Bond Fund Investor Class	10,433,340	12,367,414	428,696	(230)	1,052,322	11,557,445	123,317,938
High-Yield Fund Investor Class	1,999,943	771,230	48,069	(7,230)	252,389	2,131,568	12,128,622
Inflation-Adjusted Bond Fund Investor Class(2)	2,811,911	3,217,176	122,470	–	–	3,083,611	35,769,888
Emerging Markets Fund Investor Class	3,599,521	792,057	2,329,695	(610,488)	–	3,459,952	23,493,074
International Growth Fund Investor Class	6,367,747	1,980,402	4,721,006	(1,120,408)	–	6,195,308	57,740,271
Prime Money Market Fund Investor Class	25,707,084	3,621,796	102,007	–	5,047	29,226,873	29,226,873
International Bond Fund Investor Class	1,075,634	1,211,532	61,981	(675)	528,933	1,151,594	17,239,362
		$33,664,718	$22,886,882	$(7,120,084)	$2,480,475		$579,983,902

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive

October 31, 2009

One Choice Portfolio: Aggressive – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 58.4%
Equity Growth Fund Investor Class	3,065,364	$ 52,570,992
Growth Fund Investor Class	2,816,967	57,128,091
Large Company Value Fund Investor Class	6,330,375	30,322,496
Real Estate Fund Investor Class	594,404	7,471,658
Small Company Fund Investor Class	1,479,468	8,181,458
Value Fund Investor Class	3,335,531	16,110,615
Vista Fund Investor Class(2)	3,991,922	48,422,014
		220,207,324
DOMESTIC FIXED INCOME FUNDS ― 21.5%
Diversified Bond Fund Investor Class	4,669,887	49,827,694
High-Yield Fund Investor Class	2,783,045	15,835,526
Inflation-Adjusted Bond Fund Investor Class(2)	1,341,899	15,566,029
		81,229,249
INTERNATIONAL EQUITY FUNDS ― 19.1%
Emerging Markets Fund Investor Class	3,671,399	24,928,799
International Growth Fund Investor Class	5,055,755	47,119,637
		72,048,436
MONEY MARKET FUNDS ― 1.0%
Prime Money Market Fund Investor Class	3,815,263	3,815,263
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $415,142,573)		377,300,272
OTHER ASSETS AND LIABILITIES(3)		(9,634)
TOTAL NET ASSETS — 100.0%		$377,290,638

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Aggressive – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 446,585,067
Gross tax appreciation of investments	$ 2,129,333
Gross tax depreciation of investments	(71,414,128)
Net tax appreciation (depreciation) of investments	$ (69,284,795)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Aggressive – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	3,018,599	$ 2,026,718	$ 1,889,679	$ (660,193)	$ 133,687	3,065,364	$ 52,570,992
Growth Fund Investor Class	2,762,658	2,171,491	1,246,364	(154,093)	–	2,816,967	57,128,091
Large Company Value Fund Investor Class	6,180,538	1,158,244	712,705	(266,893)	128,049	6,330,375	30,322,496
Real Estate Fund Investor Class	625,780	289,283	1,492,476	(796,961)	28,922	594,404	7,471,658
Small Company Fund Investor Class	1,490,657	325,632	728,005	(335,156)	27,150	1,479,468	8,181,458
Value Fund Investor Class	3,251,074	615,267	341,365	(132,425)	65,492	3,335,531	16,110,615
Vista Fund Investor Class(2)	3,850,286	2,119,078	519,794	(189,925)	–	3,991,922	48,422,014
Diversified Bond Fund Investor Class	4,143,713	5,899,885	317,299	346	424,402	4,669,887	49,827,694
High-Yield Fund Investor Class	2,565,249	1,300,153	112,642	(14,896)	328,688	2,783,045	15,835,526
Inflation-Adjusted Bond Fund Investor Class(2)	1,202,474	1,680,488	97,618	154	–	1,341,899	15,566,029
Emerging Markets Fund Investor Class	3,750,038	941,000	2,014,556	(535,350)	–	3,671,399	24,928,799
International Growth Fund Investor Class	5,104,283	1,809,734	3,056,155	(759,080)	–	5,055,755	47,119,637
Prime Money Market Fund Investor Class	3,297,875	541,823	24,435	–	654	3,815,263	3,815,263
		$20,878,796	$12,553,093	$(3,844,472)	$1,137,044		$377,300,272

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Aggressive

October 31, 2009

One Choice Portfolio: Very Aggressive – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)
Shares	Value

MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS ― 71.7%
Equity Growth Fund Investor Class	1,535,269	$ 26,329,863
Growth Fund Investor Class	1,393,166	28,253,407
Large Company Value Fund Investor Class	3,216,737	15,408,170
Real Estate Fund Investor Class	241,598	3,036,887
Small Company Fund Investor Class	668,161	3,694,930
Value Fund Investor Class	1,754,662	8,475,018
Vista Fund Investor Class(2)	1,983,100	24,055,003
		109,253,278
INTERNATIONAL EQUITY FUNDS ― 23.2%
Emerging Markets Fund Investor Class	1,722,413	11,695,184
International Growth Fund Investor Class	2,548,417	23,751,246
		35,446,430
DOMESTIC FIXED INCOME FUNDS ― 4.1%
Diversified Bond Fund Investor Class	583,888	6,230,085
MONEY MARKET FUNDS ― 1.0%
Prime Money Market Fund Investor Class	1,550,402	1,550,402
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $173,252,894)		152,480,195
OTHER ASSETS AND LIABILITIES(3)		(539)
TOTAL NET ASSETS — 100.0%		$152,479,656

Notes to Schedule of Investments

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.

One Choice Portfolio: Very Aggressive – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Security Valuations

Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of October 31, 2009, the valuation inputs used to determine the fair value of the fund’s securities were classified as Level 1.

4. Federal Tax Information

As of October 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 188,630,961
Gross tax appreciation of investments	$ 447,232
Gross tax depreciation of investments	(36,597,998)
Net tax appreciation (depreciation) of investments	$ (36,150,766)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

One Choice Portfolio: Very Aggressive – Schedule of Investments

OCTOBER 31, 2009 (UNAUDITED)

5. Affiliated Company Transactions
Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended October 31, 2009 follows:

	October 31, 2009
Underlying Fund	July 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(1)	Share Balance	Market Value
Equity Growth Fund Investor Class	1,535,160	$ 618,529	$ 957,806	$ (338,962)	$ 67,473	1,535,269	$ 26,329,863
Growth Fund Investor Class	1,386,953	724,839	686,900	(86,066)	–	1,393,166	28,253,407
Large Company Value Fund Investor Class	3,189,968	456,156	535,126	(206,013)	65,557	3,216,737	15,408,170
Real Estate Fund Investor Class	258,650	71,598	581,485	(292,170)	11,845	241,598	3,036,887
Small Company Fund Investor Class	683,588	89,608	334,091	(155,366)	12,356	668,161	3,694,930
Value Fund Investor Class	1,736,774	266,863	295,924	(114,874)	34,713	1,754,662	8,475,018
Vista Fund Investor Class(2)	1,943,972	1,047,209	787,447	(244,265)	–	1,983,100	24,055,003
Emerging Markets Fund Investor Class	1,785,207	268,954	939,882	(249,193)	–	1,722,413	11,695,184
International Growth Fund Investor Class	2,611,903	555,863	1,581,884	(426,228)	–	2,548,417	23,751,246
Diversified Bond Fund Investor Class	527,307	733,374	131,672	143	53,356	583,888	6,230,085
Prime Money Market Fund Investor Class	1,360,744	222,583	32,925	–	267	1,550,402	1,550,402
		$5,055,576	$6,865,142	$(2,112,994)	$245,567		$152,480,195

(1)    Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)    Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 29, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 29, 2009